Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Stock Option Activities and Related Information	The following table summarizes the stock option activities and related information for the fiscal years ended September 30, 2023, 2022 and 2021:
	Stock Options
	Number of Options		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding as of October 1, 2020	—		—	—
Granted	625,000	JPY	40	15.00
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2021	625,000	JPY	40	14.67
Granted	1,875,000		—	—
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2022	2,500,000	JPY	40	13.67
Granted	1,250,000		—	—
Exercised	—		—	—
Forfeited/cancelled	—		—	—
Outstanding as of September 30, 2023	3,750,000	JPY	40	12.67

Schedule of Stock Option	The following table summarizes our stock option for the fiscal year ended September 30, 2023 and 2022:
	For the fiscal years ended September 30,
	2023	2022
Risk-free interest rate	0.409%	0.192%
Expected term (in years)	12.70	13.67
Expected volatility	36.32%	37.99%
Dividend yield	0%	0%